Accrued Expenses and Other Liabilities (Tables) (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	September 30, 2017	December 31, 2016
Accrued compensation (1)	$26,824	$27,009
Accrued expenses	25,252	19,734
Deferred rent	14,533	11,638
Transaction fee refund reserve	13,728	9,098
Loan trailing fee liability, at fair value	7,774	4,913
Deferred revenue	2,531	2,556
Reimbursement payable to limited partners of LCAM private funds	2,240	2,313
Contingent liabilities	1,813	—
Loan servicing liabilities, at fair value	1,231	2,846
Payable to issuing banks	863	1,658
Credit loss coverage reserve	—	2,529
Other	1,512	1,325
Total accrued expenses and other liabilities	$98,301	$85,619

(1)	Includes accrued cash retention awards of $0.6 million and $3.0 million as of September 30, 2017 and December 31, 2016, respectively.

Accrued expenses and other liabilities consist of the following:

December 31,	2016	2015
Accrued compensation (1)	$27,009	$28,780
Accrued expenses	19,734	14,054
Deferred rent	11,638	4,615
Transaction fee refund reserve	9,098	578
Loan Trailing Fee liability, at fair value	4,913	—
Loan servicing liabilities, at fair value	2,846	3,973
Deferred revenue	2,556	2,551
Credit loss coverage reserve	2,529	—
Reimbursement payable to limited partners of LCA private funds	2,313	—
Payable to issuing bank	1,658	955
Deferred tax liability	—	3,446
Contingent liabilities	—	700
Other	1,325	1,591
Total accrued expenses and other liabilities	$85,619	$61,243

(1)	Includes accrued cash retention awards of $3.0 million as of December 31, 2016. See “Note 15. Employee Incentive and Retirement Plans” for additional information on the Company’s Cash Retention Plan.